COMMITMENTS AND CONTINGENCIES (Details Narrative) - Cayson Acquisition Corp [Member] - HKD ($)			3 Months Ended	12 Months Ended
	Oct. 15, 2024	Sep. 23, 2024	Mar. 31, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Cash underwriting discount			$ 2,100,000	$ 2,100,000
Payments of underwriting expense			$ 1,200,000	$ 1,200,000
Percentage of deferred underwriting discount		3.50%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		900,000
Number of shares forfeiture	225,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,000,000
Cash underwriting discount price per share		$ 0.20
Cash underwriting discount		$ 1,200,000
Payments of underwriting expense		300,000
Payable of initial business combination		$ 2,100,000